Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2020 Segments Region	Dec. 31, 2019
Disclosure Of Exchange Rates [line items]
Trade receivable settlement period		30 days
Number of operating segments		6
Number of reportable segments		6
Number of geographical regions | Region		5
ARS [Member]
Disclosure Of Exchange Rates [line items]
Closing foreign exchange rate		84.143520	59.890668
Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		20.00%
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate	100.00%
Top of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		50.00%
Software and capitalized development cost [member] | Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		3 years
Software and capitalized development cost [member] | Top of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		5 years